Income taxes	6 Months Ended
Sep. 30, 2020
Income Tax [Abstract]
Income taxes
14. Income taxes:
For the six months ended September 30, 2019, the difference between the effective statutory tax rate of 31% and the effective tax rate of 3.0% was mainly due to non-deductible
expenses whereas
non-taxable
revenue decreased the effective tax rate.
For the three months ended September 30, 2019, the difference between the effective statutory tax rate of 31% and the effective tax rate of (9.2%) was mainly due to non-deductible
expenses whereas
non-taxable
revenue decreased the effective tax rate.
Non-taxable
revenue
includes approximately ¥51 billion and ¥50 billion of the tax effect from non-taxable
dividend income from affiliated Nomura companies, including deemed dividend, during the six months period ended September 30, 2019 and three months period ended September 30, 2019 which decreased Nomura’s effective tax rate by 25.3% and 38.6%, respectively.
For the six months ended September 30, 2020, the difference between the effective statutory tax rate of 31% and the effective tax rate of 19.7% was mainly due to decrease in valuation allowance of foreign subsidiaries, whereas non-deductible
expenses increased the effective tax rate.
For the three months ended September 30, 2020, the difference between the effective statutory tax rate of 31% and the effective tax rate of 17.6% was mainly due to decrease in valuation allowance of foreign subsidiaries, whereas non-deductible
expenses increased the effective tax rate.